Deferred income tax assets and liabilities - Schedule of Net Movement on the Deferred Tax Account (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets and liabilities [abstract]
Opening balance as of April 1	€ 27,147	€ 26,398
Acquisition of subsidiaries	0	(1,834)
Disposal of subsidiaries	0	(128)
Recognized in income statement	(287)	3,846
Recognized in other comprehensive income	350	(95)	€ (570)
Other	2,454	0
Exchange differences	(1,819)	(1,040)
Closing balance as of March 31	€ 27,845	€ 27,147	€ 26,398